Segment Information - Summary of Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of operating segments [line items]
Revenues	$ 31,126	$ 3,766
Depreciation and amortization	4,136	385
Interest income		1
Interest expense	6,470	1,545
Share based compensation		1,188
Gain on valuation of derivative liability	5,317
Income (loss) before income taxes	(179,529)	(9,948)
Income taxes	1,377	105
TOTAL ASSETS	203,919	60,469	$ 11,904
United States Of America [member]
Disclosure of operating segments [line items]
Revenues	31,126	3,766
Depreciation and amortization	4,136	385
Interest income	85	1
Interest expense	6,470	1,545
Other income	2,500	3,800
Share based compensation	5,913	1,188
Gain on valuation of derivative liability	5,317
Income (loss) before income taxes	(179,529)	(9,948)
Income taxes	1,377	105
TOTAL ASSETS	203,919	60,469
United States Of America [member] | Retail [member]
Disclosure of operating segments [line items]
Revenues	22,058	3,766
Depreciation and amortization	1,999	331
Interest expense	90
Income (loss) before income taxes	(18,741)	(1,049)
Income taxes	1,377	105
TOTAL ASSETS	37,365	23,429
United States Of America [member] | Production [member]
Disclosure of operating segments [line items]
Revenues	3,333
Depreciation and amortization	1,944	49
Interest expense	655
Income (loss) before income taxes	(112,859)	(1,430)
TOTAL ASSETS	84,216	31,090
United States Of America [member] | Real Estate [member]
Disclosure of operating segments [line items]
Revenues	4,528
Interest expense	60
Income (loss) before income taxes	3,004
TOTAL ASSETS	55,203
United States Of America [member] | Pure Ratios [member]
Disclosure of operating segments [line items]
Revenues	1,207
Depreciation and amortization	193
Interest expense	15
Income (loss) before income taxes	(20,556)
TOTAL ASSETS	18,467
United States Of America [member] | Corporate [member]
Disclosure of operating segments [line items]
Depreciation and amortization		5
Interest income	85	1
Interest expense	5,650	1,545
Other income	2,500	3,800
Share based compensation	5,913	1,188
Gain on valuation of derivative liability	5,317
Income (loss) before income taxes	(30,377)	(7,469)
TOTAL ASSETS	$ 8,668	$ 5,950